Investment Objectives and Goals	May 05, 2025
GraniteShares 2x Long AAL Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of American Airlines Group Inc. (NASDAQ: AAL).
GraniteShares 1x Short AAL Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -1 time (-100%) the daily percentage change of the common stock of American Airlines Group Inc. (NASDAQ: AAL).
GraniteShares 2x Short AAL Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the common stock of American Airlines Group Inc. (NASDAQ: AAL).
GraniteShares 1x Short AAPL Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -1 time (-100%) the daily percentage change of the common stock of Apple Inc. (NASDAQ: AAPL).
GraniteShares 2x Short AAPL Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the common stock of Apple Inc. (NASDAQ: AAPL).
GraniteShares 1x Short AMD Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -1 time (-100%) the daily percentage change of the common stock of Advanced Micro Devices, Inc. (NASDAQ: AMD).
GraniteShares 2x Short AMD Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the common stock of Advanced Micro Devices, Inc. (NASDAQ: AMD).
GraniteShares 2x Short COIN Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the common stock of Coinbase Global, Inc. Class A (NASDAQ: COIN).
GraniteShares 2x Long JPM Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of JPMorgan Chase & Co. (NYSE: JPM).
GraniteShares 1x Short JPM Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -1 time (-100%) the daily percentage change of the common stock of JPMorgan Chase & Co. (NYSE: JPM).
GraniteShares 2x Short JPM Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the common stock of JPMorgan Chase & Co. (NYSE: JPM).
GraniteShares 2x Long LCID Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Lucid Group, Inc. (NYSE: LCID).
GraniteShares 1x Short LCID Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -1 time (-100%) the daily percentage change of the common stock of Lucid Group, Inc. (NYSE: LCID).
GraniteShares 2x Short LCID Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the common stock of Lucid Group, Inc. (NYSE: LCID).
GraniteShares 1x Short META Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -1 time (-100%) the daily percentage change of the common stock of Meta Platforms, Inc. Class A (NASDAQ: META).
GraniteShares 2x Short META Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the common stock of Meta Platforms, Inc. Class A (NASDAQ: META).
GraniteShares 1x Short NVDA Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -1 time (-100%) the daily percentage change of the common stock of NVIDIA Corporation (NASDAQ: NVDA).
GraniteShares 2x Short NVDA Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the common stock of NVIDIA Corporation (NASDAQ: NVDA).
GraniteShares 2x Long RIVN Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Rivian Automotive, Inc. (NYSE: RIVN).
GraniteShares 1x Short RIVN Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -1 time (-100%) the daily percentage change of the common stock of Rivian Automotive, Inc. (NYSE: RIVN).
GraniteShares 2x Short RIVN Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the common stock of Rivian Automotive, Inc. (NYSE: RIVN).
GraniteShares 2x Long TSLA Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Tesla Inc, (NASDAQ: TSLA).
GraniteShares 1x Short TSLA Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -1 time (-100%) the daily percentage change of the common stock of Tesla Inc, (NASDAQ: TSLA).
GraniteShares 2x Short TSLA Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the common stock of Tesla Inc, (NASDAQ: TSLA).
GraniteShares 2x Long XOM Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Exxon Mobil Corp (NYSE: XOM).
GraniteShares 1x Short XOM Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -1 time (-100%) the daily percentage change of the common stock of Exxon Mobil Corp (NYSE: XOM).
GraniteShares 2x Short XOM Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the common stock of Exxon Mobil Corp (NYSE: XOM).